Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues				$ 1,759,836	$ 1,836,332	$ 2,257,083
Revenue recognized that was included in the deferred revenue				49,900	56,100	126,500
Sales and Marketing Expenses
Advertising and promotional expenses				$ 302,300	310,400	418,000
Options
Stock-based compensation
Vesting period				4 years
Service-based restricted share units
Stock-based compensation
Vesting period				4 years
Advertising and marketing revenues
Revenues:
Total revenues				$ 1,534,014	$ 1,596,650	$ 1,980,795
Costs and Expenses
Cultural business construction fees (as a percent)	1.50%	3.00%	1.50%	1.50%	1.50%	1.50%	1.50%
Advertising and marketing revenues | Maximum
Revenues:
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats				3 months
Revenues from advertisers signing contracts with company directly
Revenues:
Total revenues				$ 437,276	$ 356,503	$ 478,874
Revenues From Advertising Agencies
Revenues:
Total revenues				1,096,738	1,240,147	1,501,921
Value-added services revenues
Revenues:
Total revenues				$ 225,822	$ 239,682	$ 276,288